Reconciliation of Statutory Tax Rates And Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal tax	34.00%	34.00%
State tax	5.80%	5.80%
Permanent items	(6.70%)	(4.00%)
Valuation allowance	(33.10%)	(35.80%)
Net	0.00%	0.00%